UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3420
                                                      --------

                           Oppenheimer Integrity Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
ASSET-BACKED SECURITIES--3.3%
Ace Securities Corp. Home Equity Loan Trust,
Asset-Backed Pass-Through Certificates, Series 2005-HE7,
Cl. A2B, 3.387%, 11/25/35 (1)                                $    328,938                $      326,793
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
3.687%, 5/25/34 (1)                                             3,925,924                     3,462,156
Argent Securities Trust 2006-W5, Asset-Backed
Pass-Through Certificates, Series 2006-W5, Cl. A2B,
3.307%, 5/26/36 (1)                                             2,430,148                     2,354,125
Capital One Prime Auto Receivables Trust, Automobile
Asset-Backed Certificates, Series 2005-1, Cl. A4,
2.508%, 4/15/11 (1)                                            14,634,861                    14,570,620
Centex Home Equity Loan Trust 2006-A, Asset-Backed
Certificates, Series 2006-A, Cl. AV2, 3.307%, 5/16/36 (1)       2,177,172                     2,133,278
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed
Certificates, Series 2003-2, Cl. 2A2, 3.767%, 2/25/33 (1)       1,218,101                     1,149,258
Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15              460,000                       365,301
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3,
Asset-Backed Pass-Through Certificates, Series
2006-WFH3, Cl. A2, 3.307%, 10/31/36 (1)                         2,300,000                     2,208,443
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.947%, 2/25/33 (1)                         48,808                        38,931
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                        1,345,611                     1,336,391
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 (1)                   4,980,000                     4,546,336
Series 2005-17, Cl. 1AF1, 3.407%, 5/25/36 (1)                      13,186                        13,108
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 (1)                     970,000                       887,536
CWABS, Inc. Asset-Backed Certificates Trust,
Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
3.327%, 12/5/29 (1)                                             3,020,000                     2,563,182
First Franklin Mortgage Loan Trust 2005-FF10, Mtg.
Pass-Through Certificates, Series 2005-FF10, Cl. A3,
3.417%, 11/25/35 (1)                                            1,402,030                     1,395,320
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
3.297%, 7/25/36 (1)                                             3,550,000                     3,381,267
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
3.317%, 7/7/36 (1)                                              1,820,000                     1,714,552
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations, Series 2005-2, Cl. A4, 4.15%,
10/15/10                                                        2,031,614                     2,032,016
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1,
2.731%, 1/20/35 (1)                                             1,194,075                     1,010,771
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4,
Cl. A2V, 3.298%, 3/20/36 (1)                                    1,120,000                     1,031,399
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 (1)                       499,888                       497,316
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                          587,614                       586,862
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 (2)          880,895                       855,957

                         1 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 3.838%, 3/15/16 (1)     $  4,380,000                $    3,457,746
NC Finance Trust, CMO Pass-Through Certificates, Series
1999-I, Cl. ECFD, 6.368%, 1/25/29 (1,2)                         1,750,658                       223,209
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 3.307%, 7/1/36 (1)       10,612,849                    10,028,988
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%,
1/25/36 (1)                                                     1,520,000                     1,438,979
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-RS4, Cl. A1,
3.287%, 7/25/36 (1)                                               192,993                       191,707
Specialty Underwriting & Residential Finance Trust, Home
Equity Asset-Backed Obligations, Series 2005-BC3, Cl.
A2B, 3.457%, 6/25/36 (1)                                          657,408                       654,763
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-BNC3, Cl. A2,
3.247%, 9/25/36 (1)                                             2,176,771                     2,133,656
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                                      440,000                       451,673
Wells Fargo Home Equity Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed Certificates, Series
2006-2, Cl. A2, 3.307%, 7/25/36 (1)                             3,530,000                     3,477,138
                                                                                         --------------
Total Asset-Backed Securities (Cost $76,223,621)                                             70,518,777

MORTGAGE-BACKED OBLIGATIONS--100.8%
GOVERNMENT AGENCY--59.6%
FHLMC/FNMA/SPONSORED--59.4%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                 20,497,100                    20,181,719
5%, 6/15/33-8/15/33                                            10,893,720                    10,647,443
5.50%, 5/1/34                                                   9,355,307                     9,326,204
6%, 5/15/18-3/15/33                                             8,484,038                     8,647,788
6.50%, 4/15/18-4/1/34                                           6,015,148                     6,231,180
7%, 7/15/21-10/1/31                                            15,983,978                    16,834,275
8%, 4/1/16                                                        446,374                       476,951
9%, 4/14/17-5/1/25                                                124,753                       137,220
12.50%, 5/15/14                                                       680                           799
13.50%, 12/15/10                                                      657                           719
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                     27,293                        27,285
Series 1590, Cl. IA, 3.55%, 10/15/23 (1)                        4,363,784                     4,341,921
Series 2006-11, Cl. PS, 12.808%, 3/25/36 (1)                    2,494,987                     2,614,996
Series 2034, Cl. Z, 6.50%, 2/15/28                                 35,538                        36,923
Series 2043, Cl. ZP, 6.50%, 4/15/28                             3,459,506                     3,574,934
Series 2046, Cl. G, 6.50%, 4/15/28                              3,244,158                     3,360,865
Series 2053, Cl. Z, 6.50%, 4/15/28                                 36,371                        37,661
Series 2055, Cl. ZM, 6.50%, 5/15/28                               185,686                       191,325
Series 2063, Cl. PG, 6.50%, 6/15/28                             2,514,280                     2,599,973
Series 2075, Cl. D, 6.50%, 8/15/28                                565,152                       585,222
Series 2080, Cl. C, 6.50%, 8/15/28                                138,518                       143,430
Series 2080, Cl. Z, 6.50%, 8/15/28                              1,356,068                     1,404,136
Series 2145, Cl. MZ, 6.50%, 4/15/29                               890,594                       922,712
Series 2148, Cl. ZA, 6%, 4/15/29                                1,782,711                     1,824,484

                         2 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2195, Cl. LH, 6.50%, 10/15/29                         $  2,082,377                $    2,193,092
Series 2326, Cl. ZP, 6.50%, 6/15/31                               743,821                       766,363
Series 2341, Cl. FP, 3.388%, 7/15/31 (1)                        1,318,863                     1,294,208
Series 2399, Cl. PG, 6%, 1/15/17                                1,136,871                     1,178,098
Series 2410, Cl. PF, 3.468%, 2/15/32 (1)                        4,228,311                     4,234,045
Series 2423, Cl. MC, 7%, 3/15/32                                2,940,638                     3,051,939
Series 2426, Cl. BG, 6%, 3/15/17                                6,974,586                     7,209,447
Series 2427, Cl. ZM, 6.50%, 3/15/32                             4,044,653                     4,172,262
Series 2453, Cl. BD, 6%, 5/15/17                                1,098,783                     1,135,563
Series 2461, Cl. PZ, 6.50%, 6/15/32                             4,988,946                     5,213,350
Series 2463, Cl. F, 3.488%, 6/15/32 (1)                         6,495,660                     6,528,125
Series 2500, Cl. FD, 2.988%, 3/15/32 (1)                          320,711                       317,567
Series 2526, Cl. FE, 2.888%, 6/15/29 (1)                          497,711                       492,534
Series 2551, Cl. FD, 2.888%, 1/15/33 (1)                        1,020,606                     1,008,782
Series 2676, Cl. KY, 5%, 9/15/23                                4,548,000                     4,377,315
Series 2764, Cl. UG, 5%, 3/15/34                                8,661,000                     8,095,521
Series 3025, Cl. SJ, 15.629%, 8/15/35 (1)                       1,000,857                     1,057,918
Series 3094, Cl. HS, 15.263%, 6/15/34 (1)                       1,505,011                     1,558,551
Series 3138, Cl. PA, 5.50%, 2/15/27                            15,524,409                    15,806,242
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 12.186%, 6/1/26 (3)                           590,334                       131,172
Series 183, Cl. IO, 10.188%, 4/1/27 (3)                         1,928,225                       378,204
Series 184, Cl. IO, 16.365%, 12/1/26 (3)                        1,015,117                       223,695
Series 192, Cl. IO, 12.056%, 2/1/28 (3)                           249,117                        52,311
Series 200, Cl. IO, 11.734%, 1/1/29 (3)                           305,895                        68,553
Series 2003-26, Cl. IK, 11.734%, 4/25/33 (3)                    2,859,522                       611,344
Series 202, Cl. IO, 0.721%, 4/1/29 (3)                         20,416,363                     4,235,152
Series 206, Cl. IO, (7.746)%, 12/1/29 (3)                         316,513                        77,229
Series 2129, Cl. S, 13.369%, 2/15/29 (3)                        1,412,857                       144,608
Series 2130, Cl. SC, 8.77%, 3/15/29 (3)                           659,287                        63,261
Series 2134, Cl. SB, 16.535%, 3/15/29 (3)                         689,313                        63,997
Series 2155, Cl. SE, 27.338%, 5/15/29 (3)                       1,753,230                       177,738
Series 216, Cl. IO, 11.483%, 12/1/31 (3)                        1,197,445                       307,112
Series 224, Cl. IO, 8.216%, 3/1/33 (3)                          3,499,550                       785,885
Series 2422, Cl. SJ, 55.88%, 1/15/32 (3)                        3,090,764                       318,459
Series 243, Cl. 6, 8.782%, 12/15/32 (3)                         2,107,329                       479,526
Series 2493, Cl. S, 48.357%, 9/15/29 (3)                          180,719                        19,157
Series 2517, Cl. GS, 29.411%, 2/15/32 (3)                         936,768                       104,031
Series 2527, Cl. SG, 28.662%, 2/15/32 (3)                       4,192,524                       307,733
Series 2531, Cl. ST, 30.563%, 2/15/30 (3)                       4,949,116                       376,886
Series 2796, Cl. SD, 34.137%, 7/15/26 (3)                       1,047,746                        96,361
Series 2802, Cl. AS, 65.571%, 4/15/33 (3)                       3,369,212                       253,768
Series 2920, Cl. S, 40.385%, 1/15/35 (3)                        4,219,657                       356,334
Series 3000, Cl. SE, 70.928%, 7/15/25 (3)                       6,237,351                       413,814
Series 3110, Cl. SL, 93.686%, 2/15/26 (3)                       1,913,543                       127,474

                         3 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.684%, 6/1/26 (4)                       $    246,421                $      207,635
Series 192, Cl. PO, 6.572%, 2/1/28 (4)                            242,818                       198,692
Federal National Mortgage Assn.:
4.50%, 10/25/18-8/1/20                                         26,186,671                    25,795,160
4.50%, 10/1/21 (5)                                             47,683,000                    46,476,048
5%, 5/25/33-9/25/33                                            48,258,195                    47,189,231
5%, 10/1/21-10/1/38 (5)                                       191,936,800                   188,646,822
5.50%, 12/25/18-9/1/36                                         83,980,218                    84,009,220
5.50%, 10/1/23-10/1/38 (5)                                    180,981,000                   180,674,884
5.50%, 12/25/32 (6)                                            50,502,545                    50,550,608
6%, 5/25/20-12/1/33                                            46,023,790                    46,892,219
6%, 10/1/23-10/1/36 (5)                                        77,750,000                    78,866,767
6%, 3/1/33-11/1/33 (6)                                         20,371,469                    20,746,393
6.50%, 6/25/17-11/25/31                                        29,908,625                    31,042,068
6.50%, 10/1/38 (5)                                             44,334,000                    45,463,143
7%, 1/25/09-4/1/34                                             12,465,382                    13,147,921
7%, 10/1/38 (5)                                                   635,000                       663,575
7.50%, 1/1/33-8/25/33                                          10,291,390                    11,154,263
8.50%, 7/1/32                                                      49,939                        55,055
Federal National Mortgage Assn. Grantor Trust,
Gtd. Trust Mtg. Pass-Through Certificates,
Trust 2002-T1, Cl. A2, 7%, 11/25/31                             1,545,535                     1,619,217
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                  16,175                        16,814
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                            871,430                       897,251
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23 (6)                     3,544,067                     3,682,697
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                              684,021                       706,134
Trust 1996-35, Cl. Z, 7%, 7/25/26                                 216,735                       226,154
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                          1,458,281                     1,503,634
Trust 1998-61, Cl. PL, 6%, 11/25/28                             2,176,692                     2,222,496
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                          2,755,538                     2,806,733
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                          9,086,226                     9,383,848
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                          2,678,545                     2,781,360
Trust 2001-70, Cl. LR, 6%, 9/25/30                                 52,404                        52,459
Trust 2001-74, Cl. QE, 6%, 12/25/31                             9,888,139                    10,045,173
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                           1,889,166                     1,955,236
Trust 2002-16, Cl. PG, 6%, 4/25/17                              2,046,702                     2,112,234
Trust 2002-2, Cl. UC, 6%, 2/25/17                               1,188,150                     1,216,622
Trust 2002-56, Cl. FN, 4.207%, 7/25/32 (1)                      1,695,632                     1,698,088
Trust 2002-9, Cl. PC, 6%, 3/25/17                               6,502,393                     6,710,645
Trust 2003-130, Cl. CS, 7.686%, 12/25/33 (1)                    7,414,688                     6,755,122
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                           6,305,000                     6,019,832
Trust 2003-21, Cl. FK, 3.607%, 3/25/33 (1)                        631,225                       623,931
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                           8,316,000                     7,870,891
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                           1,492,000                     1,439,038
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                          11,330,000                    11,348,392
Trust 2004-101, Cl. BG, 5%, 1/25/20                             2,677,000                     2,639,306
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                             1,325,534                     1,412,655

                         4 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                      $  2,450,000                $    2,332,174
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                        12,573,000                    12,061,334
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                        10,000,000                     9,437,248
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                           2,480,000                     2,400,024
Trust 2005-59, Cl. NQ, 8.858%, 5/25/35 (1)                      2,769,785                     2,599,547
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                           1,260,000                     1,177,459
Trust 2006-46, Cl. SW, 12.441%, 6/25/36 (1)                     2,378,488                     2,437,635
Trust 2006-50, Cl. KS, 12.441%, 6/25/36 (1)                     3,338,775                     3,345,527
Trust 2006-50, Cl. SK, 12.441%, 6/25/36 (1)                     2,375,157                     2,376,430
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                           6,825,680                     6,938,945
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 46.178%, 3/17/31 (3)                     1,147,032                       159,274
Trust 2001-61, Cl. SE, 29.174%, 11/18/31 (3)                    1,636,072                       170,861
Trust 2001-65, Cl. S, 37.609%, 11/25/31 (3)                     4,068,769                       455,609
Trust 2001-81, Cl. S, 24.612%, 1/25/32 (3)                        500,139                        53,728
Trust 2002-12, Cl. SB, 46.298%, 7/25/31 (3)                       798,935                        83,261
Trust 2002-2, Cl. SW, 48.350%, 2/25/32 (3)                        904,082                        90,774
Trust 2002-38, Cl. IO, 30.96%, 4/25/32 (3)                        334,725                        30,908
Trust 2002-41, Cl. S, 50.659%, 7/25/32 (3)                      3,432,660                       376,276
Trust 2002-47, Cl. NS, 22.989%, 4/25/32 (3)                     1,284,950                       139,042
Trust 2002-5, Cl. SD, 41.740%, 2/25/32 (3)                        602,751                        63,630
Trust 2002-51, Cl. S, 23.267%, 8/25/32 (3)                      1,179,831                       127,167
Trust 2002-52, Cl. SD, 22.067%, 9/25/32 (3)                     1,333,954                       132,245
Trust 2002-60, Cl. SM, 34.36%, 8/25/32 (3)                      6,092,316                       655,806
Trust 2002-60, Cl. SY, 18.446%, 4/25/32 (3)                     5,259,942                       231,825
Trust 2002-7, Cl. SK, 36.545%, 1/25/32 (3)                      1,846,870                       182,122
Trust 2002-75, Cl. SA, 38.737%, 11/25/32 (3)                    3,215,886                       360,903
Trust 2002-77, Cl. BS, 29.388%, 12/18/32 (3)                    3,638,461                       409,031
Trust 2002-77, Cl. IS, 27.528%, 12/18/32 (3)                      570,273                        58,584
Trust 2002-77, Cl. JS, 29.068%, 12/18/32 (3)                    6,249,873                       703,090
Trust 2002-77, Cl. SA, 29.514%, 12/18/32 (3)                    5,794,911                       636,384
Trust 2002-77, Cl. SH, 27.533%, 12/18/32 (3)                      662,111                        75,505
Trust 2002-84, Cl. SA, 40.37%, 12/25/32 (3)                       802,738                        87,937
Trust 2002-89, Cl. S, 49.652%, 1/25/33 (3)                      5,114,710                       531,861
Trust 2002-9, Cl. MS, 24.481%, 3/25/32 (3)                         41,189                         4,608
Trust 2002-90, Cl. SN, 34.358%, 8/25/32 (3)                     3,137,819                       347,612
Trust 2002-90, Cl. SY, 36.896%, 9/25/32 (3)                     1,257,824                       141,838
Trust 2002-96, Cl. SK, 27.483%, 4/25/32 (3)                       187,229                        26,374
Trust 2003-117, Cl. KS, 36.224%, 8/25/33 (3)                   29,414,299                     2,915,569
Trust 2003-118, Cl. S, 34.983%, 12/25/33 (3)                    7,960,315                       950,865
Trust 2003-14, Cl. OI, 11.228%, 3/25/33 (3)                     7,533,486                     1,672,999
Trust 2003-33, Cl. SP, 39.911%, 5/25/33 (3)                     5,016,050                       613,079
Trust 2003-4, Cl. S, 35.10%, 2/25/33 (3)                        1,592,667                       187,389
Trust 2003-52, Cl. NS, 43.005%, 6/25/23 (3)                    25,205,923                     2,534,544
Trust 2003-89, Cl. XS, 27.165%, 11/25/32 (3)                    7,807,370                       673,655

                         5 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2004-54, Cl. DS, 27.351%, 11/25/30 (3)                 $    285,917                $       27,739
Trust 2005-105, Cl. S, 70.862%, 12/25/35 (3)                    8,221,735                       703,155
Trust 2005-19, Cl. SA, 40.266%, 3/25/35 (3)                    14,707,600                     1,174,933
Trust 2005-40, Cl. SA, 40.516%, 5/25/35 (3)                     2,612,826                       214,502
Trust 2005-6, Cl. SE, 48.572%, 2/25/35 (3)                      3,215,296                       267,508
Trust 2005-71, Cl. SA, 54.146%, 8/25/25 (3)                     5,171,018                       416,137
Trust 2005-83, Cl. SL, 67.784%, 10/25/35 (3)                   10,626,380                       862,190
Trust 2005-87, Cl. SE, 99.911%, 10/25/35 (3)                   19,523,494                     1,269,951
Trust 2005-87, Cl. SG, 71.939%, 10/25/35 (3)                   15,352,488                     1,351,771
Trust 2006-119, Cl. MS, 68.878%, 12/25/36 (3)                   8,641,407                       789,674
Trust 2006-33, Cl. SP, 56.46%, 5/25/36 (3)                     12,284,117                     1,270,419
Trust 2006-34, Cl. SK, 55.338%, 5/25/36 (3)                    17,283,734                     1,745,220
Trust 2006-42, Cl. CI, 28.061%, 6/25/36 (3)                    11,848,915                     1,050,166
Trust 222, Cl. 2, 18.255%, 6/1/23 (3)                           2,064,936                       480,945
Trust 240, Cl. 2, 21.163%, 9/1/23 (3)                           2,444,673                       613,031
Trust 247, Cl. 2, 19.775%, 10/1/23 (3)                            167,730                        42,415
Trust 252, Cl. 2, 16.609%, 11/1/23 (3)                          1,755,883                       438,300
Trust 254, Cl. 2, 11.714%, 1/1/24 (3)                           3,115,440                       796,361
Trust 2682, Cl. TQ, 74.997%, 10/15/33 (3)                       4,669,723                       334,717
Trust 273, Cl. 2, 15.305%, 8/1/26 (3)                             452,333                        98,585
Trust 2981, Cl. BS, 8.237%, 5/15/35 (3)                         8,515,267                       747,308
Trust 301, Cl. 2, 6.116%, 4/1/29 (3)                            1,150,523                       253,851
Trust 302, Cl. 2, 2.575%, 6/1/29 (3)                            5,274,687                     1,139,865
Trust 303, Cl. IO, (1.83)%, 11/1/29 (3)                           141,507                        36,171
Trust 319, Cl. 2, 11.019%, 2/1/32 (3)                             699,866                       164,667
Trust 321, Cl. 2, 9.227%, 4/1/32 (3)                            2,899,282                       677,234
Trust 322, Cl. 2, 12.18%, 4/1/32 (3)                            3,742,424                       842,184
Trust 324, Cl. 2, 6.147%, 7/1/32 (3)                            2,297,433                       526,374
Trust 331, Cl. 9, 11.642%, 2/1/33 (3)                           7,479,497                     1,685,038
Trust 333, Cl. 2, 3.891%, 4/1/33 (3)                           18,082,045                     3,967,871
Trust 334, Cl. 14, 14.327%, 2/1/33 (3)                          6,590,773                     1,491,795
Trust 334, Cl. 15, 9.065%, 2/1/33 (3)                           4,582,745                     1,031,737
Trust 334, Cl. 17, 22.574%, 2/1/33 (3)                            255,167                        60,558
Trust 334, Cl. 3, 11.057%, 7/1/33 (3)                           3,235,007                       709,698
Trust 338, Cl. 2, 2.812%, 7/1/33 (3)                            3,870,415                       850,856
Trust 339, Cl. 12, 9.777%, 7/1/33 (3)                           6,938,846                     1,582,639
Trust 339, Cl. 7, 8.328%, 7/1/33 (3)                            8,890,145                     1,937,689
Trust 339, Cl. 8, 8.584%, 8/1/33 (3)                            1,785,390                       395,075
Trust 342, Cl. 2, 9.204%, 9/1/33 (3)                              112,798                        25,418
Trust 343, Cl. 13, 10.171%, 9/1/33 (3)                          5,589,711                     1,241,716
Trust 343, Cl. 18, 11.165%, 5/1/34 (3)                          2,775,834                       573,223
Trust 344, Cl. 2, 8.491%, 12/1/33 (3)                          31,689,783                     7,023,117
Trust 345, Cl. 9, 11.203%, 1/1/34 (3)                           5,215,912                     1,037,145
Trust 346, Cl. 2, 2.956%, 12/1/33 (3)                           4,050,589                       890,933
Trust 351, Cl. 10, 9.480%, 4/1/34 (3)                           2,978,515                       655,645

                         6 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 351, Cl. 11, 9.889%, 11/1/34 (3)                       $  1,522,465                $      311,155
Trust 351, Cl. 8, 8.01%, 4/1/34 (3)                             4,645,379                       932,846
Trust 354, Cl. 2, 4.532%, 11/1/34 (3)                          12,553,828                     2,785,592
Trust 355, Cl. 7, 9.006%, 11/1/33 (3)                           1,737,759                       391,320
Trust 356, Cl. 10, 9.542%, 6/1/35 (3)                           4,093,263                       968,780
Trust 356, Cl. 12, 7.968%, 2/1/35 (3)                           2,124,615                       503,083
Trust 356, Cl. 6, 9.598%, 12/1/33 (3)                           2,247,648                       498,571
Trust 362, Cl. 12, 9.291%, 8/1/35 (3)                           8,266,684                     1,931,895
Trust 362, Cl. 13, 7.50%, 8/1/35 (3)                            4,580,838                     1,071,108
Trust 364, Cl. 16, 9.857%, 9/1/35 (3)                           7,132,433                     1,733,466
Trust 365, Cl. 16, 14.084%, 3/1/36 (3)                          4,397,905                       929,755
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 1993-184, Cl. M, 4.996%, 9/25/23 (4)                        621,895                       487,627
Trust 322, Cl. 1, 7.328%, 4/1/32 (4)                            3,742,424                     2,949,907
Trust 324, Cl. 1, 6.059%, 7/1/32 (4)                              573,686                       463,061
                                                                                         --------------
                                                                                          1,253,984,927
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
5.625%, 8/8/25-8/8/27 (1)                                          19,655                        19,897
7%, 7/29/09                                                         1,110                         1,136
8.50%, 8/1/17-12/15/17                                            202,145                       221,541
9%, 3/29/09-6/29/09                                                 1,789                         1,840
10.50%, 12/29/17-5/29/21                                           16,355                        18,781
11%, 11/8/19                                                       31,154                        35,310
12%, 5/29/14                                                          253                           293
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 41.642%, 1/16/27 (3)                    1,241,119                       128,903
Series 2002-15, Cl. SM, 34.705%, 2/16/32 (3)                    1,424,695                       139,745
Series 2002-41, Cl. GS, 38.541%, 6/16/32 (3)                      994,644                       148,534
Series 2002-76, Cl. SY, 38.555%, 12/16/26 (3)                     646,902                        67,719
Series 2002-78, Cl. S, 25.26%, 11/16/32 (3)                       600,823                        66,250
Series 2004-11, Cl. SM, 22.363%, 1/17/30 (3)                      226,698                        23,432
Series 2006-47, Cl. SA, 54.544%, 8/16/36 (3)                   41,356,005                     3,756,267
                                                                                         --------------
                                                                                              4,629,648
NON-AGENCY--41.2%
COMMERCIAL--18.1%
Asset Securitization Corp., Commercial Interest-Only
Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1,
2.257%, 4/14/29 (3)                                            13,162,985                       427,609
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45                          20,850,000                    16,949,793
Series 2006-5, Cl. A2, 5.348%, 10/10/11                         6,320,000                     6,030,689
Banc of America Funding Corp., Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32            1,370,038                     1,371,611

                         7 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
COMMERCIAL CONTINUED
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                               $  1,288,603                $    1,194,641
Bear Stearns Commercial Mortgage Securities Trust
2003-T10, Commercial Mtg. Pass-Through Certificates,
Series T10, Cl. A1, 4%, 3/13/40                                   124,144                       118,949
Bear Stearns Commercial Mortgage Securities Trust
2007-PW18, Commercial Mtg. Pass-Through Certificates,
Series PW18, Cl. A2, 5.613%, 6/1/50                            17,675,000                    16,297,506
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series
1997-CTL1, (6.906)%, 6/22/24 (3)                                3,844,307                       113,816
Citigroup Commercial Mortgage Trust 2006-C4, Commercial
Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3,
5.915%, 3/1/49 (1)                                              2,540,000                     2,303,205
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM,
6.404%, 12/1/49 (1)                                            11,680,000                     9,313,066
Citigroup Mortgage Loan Trust, Inc. 2006-WF1,
Asset-Backed Pass-Through Certificates, Series 2006-WF1,
Cl. A2B, 5.536%, 3/1/36                                           304,409                       300,080
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49                            12,775,000                    11,895,759
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.607%, 10/25/36 (1)                  12,246,119                    10,547,297
Series 2006-A5, Cl. 1A13, 3.657%, 10/25/36 (1)                  6,421,745                     5,297,370
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-C3, Cl. A4,
5.913%, 6/1/39 (1)                                              2,990,000                     2,566,382
CWALT Alternative Loan Trust 2006-HY13, Mtg.
Pass-Through Certificates, Series 2006-HY13, Cl. 3A1,
5.975%, 1/1/47 (1)                                              3,433,446                     2,877,765
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                        1,232,394                     1,218,568
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                            469,072                       460,766
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                      6,390,149                     6,251,227
First Horizon Alternative Mortgage Securities Trust
2004-FA2, Mtg. Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                                  3,283,169                     2,793,350
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                               3,414,874                     3,088,528
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                           109,681                       107,540
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                         1,850,000                     1,826,393
Greenwich Capital Commercial Funding Corp., Commercial
Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2,
5.381%, 3/10/39                                                17,310,000                    16,171,971

                         8 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Mortgage 2007-GG11,
Commercial Mtg. Pass-Through Certificates, Series
2007-GG11, Cl. A4, 5.736%, 8/1/17                            $ 10,330,000                $    8,793,891
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39            3,730,000                     3,308,623
GSR Mortgage Loan Trust 2005-4F, Mtg. Pass-Through
Certificates, Series 2005-4F, Cl. 6A1, 6.50%, 2/25/35           8,576,384                     7,986,500
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                       3,525,000                     2,959,103
Series 2007-LD11, Cl. A2, 5.992%, 6/15/49 (1)                   5,450,000                     5,137,919
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                      12,980,000                    12,183,236
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                     23,552,000                    21,911,248
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                         21,450,000                    18,543,347
Series 2008-C2, Cl. AM, 6.799%, 2/1/51                          7,000,000                     5,748,330
JPMorgan Chase Commercial Mortgage Securities Trust
2005-LDP2, Commercial Mtg. Pass-Through Certificates,
Series 2005-LDP2, Cl. AM, 4.78%, 7/1/42                         8,810,000                     7,346,793
JPMorgan Chase Commercial Mortgage Securities Trust
2007-LDPX, Commercial Mtg. Pass-Through Certificates,
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                        8,120,000                     6,767,430
JPMorgan Commercial Mortgage Finance Corp., Mtg.
Pass-Through Certificates, Series 2000-C9, Cl. A2,
7.77%, 10/15/32                                                 4,306,741                     4,355,019
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial
Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                        12,040,000                    11,638,350
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 (1)                    11,760,000                     9,437,288
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                13,940,000                    13,047,175
Lehman Brothers Commercial Conduit Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security, Series
1998-C1, Cl. IO, 2.847%, 2/18/30 (3)                            3,180,518                        94,727
Lehman Structured Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2002-GE1, Cl. A,
2.514%, 7/26/24 (2)                                               167,054                       135,731
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34              1,946,117                     1,719,707
Mastr Asset Securitization Trust 2006-3, Mtg.
Pass-Through Certificates, Series 2006-3, Cl. 2A1,
3.657%, 10/25/36 (1)                                           19,567,897                    17,168,020
Merrill Lynch Mortgage Investors Trust 2005-A9, Mtg.
Asset-Backed Certificates, Series 2005-A9, Cl.4A1,
5.492%, 12/1/35 (1)                                             8,477,402                     6,921,849
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates, Series 2006-C1, Cl. A2,
5.796%, 5/1/39 (1)                                              6,100,000                     5,930,125
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-9, Commercial Mtg. Pass-Through Certificates,
Series 2007-9, Cl. A4, 5.70%, 9/1/17                            6,140,000                     5,214,827
Morgan Stanley Capital I Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ16, Cl. A4,
5.809%, 12/1/49                                                 6,330,000                     5,408,703
Nomura Asset Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                                    682,121                       681,959

                         9 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
COMMERCIAL CONTINUED
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl.
A2, 7.306%, 10/6/15                                          $    182,000                $      185,284
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A114,
5.75%, 4/25/37                                                  4,838,774                     3,931,783
Residential Asset Securitization Trust 2006-A9CB, Mtg.
Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%,
9/25/36                                                         4,810,153                     4,457,299
Salomon Brothers Mortgage Securities VII, Inc.,
Interest-Only Commercial Mtg. Pass-Through Certificates,
Series 1999-C1, Cl. X, 10.775%, 5/18/32 (3)                    83,485,468                       217,321
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through
Certificates, Series 2007-3, Cl. 1A1, 5.659%,
6/1/37 (1,2)                                                   15,164,368                    12,510,603
Structured Asset Securities Corp., Mtg. Pass-Through
Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32           2,177,584                       997,233
Wachovia Bank Commercial Mortgage Trust 2006-C28,
Commercial Mtg. Pass-Through Certificates, Series
2006-C28, Cl. A4, 5.572%, 10/1/48                               7,590,000                     6,661,049
Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through Certificates, Series
2006-C29, Cl. A2, 5.272%, 11/15/48                              2,146,000                     2,040,375
Wachovia Bank Commercial Mortgage Trust 2007-C33,
Commercial Mtg. Pass-Through Certificates, Series
2007-C33, Cl. A4, 6.10%, 2/1/51 (1)                            10,688,000                     9,223,606
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
1A4, 5.877%, 8/1/46 (1)                                        19,369,183                    16,094,426
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY1, Cl.
1A2, 5.711%, 2/25/37 (1,2)                                      4,461,886                     1,784,754
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY3, Cl.
2A2, 5.668%, 3/1/37 (1)                                        11,575,065                     6,887,325
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY4, Cl.
5A1, 5.584%, 11/1/36 (1)                                        3,636,643                     2,849,428
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl.
2A3, 5.658%, 5/1/37 (1)                                         3,875,538                     3,229,621
Wells Fargo Mortgage-Backed Securities 2004-V Trust,
Mtg. Pass-Through Certificates, Series 2004-V, Cl. 1A1,
3.92%, 10/1/34 (1)                                              9,784,788                     9,590,486
                                                                                         --------------
                                                                                            382,624,374
MANUFACTURED HOUSING--1.1%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
2A1, 6.10%, 9/25/36 (1)                                        12,814,950                    10,714,249

                         10 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
MANUFACTURED HOUSING CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A5, 5.106%, 3/25/36 (1)                                     $ 15,597,446                $   13,875,651
                                                                                         --------------
                                                                                             24,589,900
MULTIFAMILY--7.4%
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.709%, 6/25/33 (1)                     7,087,432                     7,069,309
Series 2005-F, Cl. 2A3, 4.71%, 7/25/35 (1)                     11,652,064                    10,715,536
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through
Certificates, Series 2006-4, Cl. 2A1, 5.788%,
10/25/36 (1)                                                    6,130,478                     4,451,188
CHL Mortgage Pass-Through Trust 2003-46, Mtg.
Pass-Through Certificates, Series 2003-46, Cl. 1A2,
4.411%, 1/19/34 (1)                                             6,317,853                     6,309,155
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg.
Pass-Through Certificates, Series 2005-HYB1, Cl. 1A2,
4.981%, 3/25/35 (1)                                            11,327,361                     9,107,906
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg.
Pass-Through Certificates, Series 2007-HY1, Cl. 1A1,
5.696%, 4/25/37 (1)                                            16,764,415                    12,917,055
Citigroup Mortgage Loan Trust, Inc. 2006-AR5,
Asset-Backed Pass-Through Certificates, Series 2006-AR5,
Cl. 1A3A, 5.888%, 7/25/36 (1)                                   5,179,408                     4,509,563
CWALT Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl. 2A4,
5.75%, 1/25/35                                                 10,018,000                     8,140,851
CWALT Alternative Loan Trust 2005-85CB, Mtg.
Pass-Through Certificates, Series 2005-85CB, Cl. 2A3,
5.50%, 2/25/36                                                  7,710,000                     6,776,716
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through
Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                          7,166,000                     6,081,854
Series 2005-AR4, Cl. 2A1, 5.30%, 7/19/35 (1)                   11,188,488                     9,426,935
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl. 3A1, 5.144%,
11/25/35 (1)                                                   18,999,261                    16,996,806
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg.
Pass-Through Certificates, Series 2007-2, Cl. 2A1,
5.975%, 6/25/37 (1)                                            13,306,975                    11,768,873
Wells Fargo Mortgage-Backed Securities 2004-AA Trust,
Mtg. Pass-Through Certificates, Series 2004-AA, Cl. 2A,
4.992%, 12/25/34 (1)                                            3,673,631                     3,339,848
Wells Fargo Mortgage-Backed Securities 2004-S Trust,
Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1,
3.621%, 9/25/34 (1)                                             3,028,696                     2,677,361
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR2, Cl.
2A2, 4.549%, 3/25/35 (1)                                        2,323,965                     2,013,445
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR4, Cl.
2A2, 4.537%, 4/25/35 (1)                                        3,663,533                     3,181,986
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 2A1, 5.636%, 7/25/36 (1)                  5,840,319                     4,490,657

                         11 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
MULTIFAMILY CONTINUED
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 (1)               $  7,602,334                $    6,251,334
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR2, Cl. 2A3, 5.106%, 3/1/36 (1)                   15,531,510                    13,816,994
Series 2006-AR2, Cl. 2A6, 5.106%, 3/25/36 (1)                   2,967,104                     2,303,007
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 5.093%, 3/25/36 (1)                                        3,878,308                     3,556,368
                                                                                         --------------
                                                                                            155,902,747
OTHER--0.2%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through
Certificates, Series 2005-S2, Cl. 3A1,
6.735%, 2/25/32 (1)                                             3,629,172                     3,523,003
Salomon Brothers Mortgage Securities VI, Inc.,
Interest-Only Stripped Mtg.-Backed Security, Series
1987-3, Cl. B, 44.257%, 10/23/17 (3)                                5,215                           620
Salomon Brothers Mortgage Securities VI, Inc.,
Principal-Only Stripped Mtg.-Backed Security, Series
1987-3, Cl. A, 1.221%, 10/23/17 (4)                                 7,718                         7,270
                                                                                         --------------
                                                                                              3,530,893
RESIDENTIAL--14.4%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2007-4, Cl. A4,
5.936%, 7/1/17 (1)                                             10,690,000                     9,163,340
Bank of America Alternative Loan Trust, Mtg.
Pass-Through Certificates, Series 2003-1, Cl. A6, 6%,
2/1/33                                                          6,939,492                     6,472,395
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg.
Pass-Through Certificates, Series 2005-S1, Cl. 1A5,
5.50%, 5/25/35                                                  4,500,000                     3,801,872
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 1A1,
6.092%, 9/1/47 (1)                                             22,639,709                    17,594,876
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21                          6,570,758                     6,006,990
CitiMortgage Alternative Loan Trust 2007-A2, Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 2007-A2, Cl. 1A5, 6%, 2/25/37                           23,553,660                    20,886,669
CWALT Alternative Loan Trust 2004-24CB, Mtg.
Pass-Through Certificates, Series 2004-24CB, Cl. 1A1,
6%, 11/1/34                                                     7,907,814                     7,066,928
CWALT Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl. 3A1,
6%, 1/1/35                                                      6,273,930                     4,789,111
CWALT Alternative Loan Trust 2005-18CB, Mtg.
Pass-Through Certificates, Series 2005-18CB, Cl. A8,
5.50%, 5/25/36                                                  9,396,000                     7,217,279
CWALT Alternative Loan Trust 2005-21CB, Mtg.
Pass-Through Certificates, Series 2005-21CB, Cl. A7,
5.50%, 6/1/35                                                   7,006,272                     6,046,031
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through
Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32           5,591,944                     4,902,621
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through
Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34           3,054,390                     2,696,231
CWALT Alternative Loan Trust 2006-41CB, Mtg.
Pass-Through Certificates, Series 2006-41CB, Cl. 1A10,
6%, 1/1/37                                                     22,623,936                    19,022,712

                         12 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
RESIDENTIAL CONTINUED
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through
Certificates, Series 2007-AR1, Cl. 4A1,
5.827%, 3/1/37 (1)                                           $ 10,122,270                $    7,996,594
JP Morgan Mortgage Trust 2006-A2, Mtg. Pass-Through
Certificates, Series 2006-A2, Cl. 5A3,
4.334%, 11/1/33 (1)                                             1,106,772                     1,058,264
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial
Mtg. Pass-Through Certificates:
Series 2007-C7, Cl. A3, 5.866%, 9/11/45                        23,990,000                    20,619,323
Series 2007-C7, Cl. AM, 6.374%, 9/11/45 (1)                     8,365,000                     6,694,525
Lehman XS Trust, Mtg. Pass-Through Certificates, Series
2005-10, Cl. 2A3B, 5.55%, 1/25/36                               1,309,644                     1,160,821
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg.
Asset-Backed Certificates, Series 2005-A1, Cl.2A1,
4.536%, 12/25/34 (1)                                            2,353,284                     2,083,246
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg.
Pass-Through Certificates, Series 2006-AR, Cl. 5A3,
5.417%, 6/25/36 (1)                                             4,750,000                     3,959,297
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                  1,051,224                       990,704
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2004-QS10, Cl. A3,
3.707%, 7/25/34 (1)                                             1,650,720                     1,483,525
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                     2,597,882                     2,584,947
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS5, Cl. 2A2, 6%,
5/1/36                                                          1,438,344                     1,399,282
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through
Certificates, Series 2007-S1, Cl. 3A1, 5.01%, 8/1/22 (1)       18,075,153                    16,267,638
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust,
Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A,
4.489%, 9/25/33 (1)                                             4,436,963                     4,288,252
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR14, Cl.
1A1, 5.051%, 12/1/35 (1)                                       11,122,430                    10,363,985
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
2A1, 5.75%, 10/25/36 (1)                                       15,835,340                    12,050,571
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
2A1, 6.128%, 8/25/36 (1)                                       14,593,881                    13,015,056
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY2, Cl.
2A1, 6.612%, 11/1/36 (1)                                        1,426,429                     1,236,415
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY6, Cl.
2A1, 5.695%, 6/25/37 (1)                                       11,435,242                     9,336,892
Washington Mutual Mortgage Pass-Through Certificates,
Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A8,
6%, 2/25/37                                                    14,523,253                    14,101,998
Wells Fargo Mortgage-Backed Securities 2003-6 Trust,
Mtg. Pass-Through Certificates, Series 2003-6, Cl. 1A1,
5%, 6/25/18                                                     5,928,559                     5,597,239
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1,
4.369%, 9/1/34 (1)                                              1,309,907                     1,105,898

                         13 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
RESIDENTIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR16, Cl.
2A1, 4.945%, 10/1/35 (1)                                     $  7,014,816                $    6,110,760
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 5A3, 5.594%, 7/1/36 (1)                   3,610,129                     3,050,827
Series 2006-AR10, Cl. 5A6, 5.594%, 7/1/36 (1)                  19,717,785                    15,934,354
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR13, Cl. A2, 5.748%, 9/1/36 (1)                   21,360,564                    18,226,311
Series 2006-AR13, Cl. A5, 5.748%, 9/1/36 (1,2)                  7,770,423                     4,118,324
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR5, Cl.
2A2, 5.539%, 4/1/36 (1,2)                                       9,162,523                     4,398,011
                                                                                         --------------
                                                                                            304,900,114
                                                                                         --------------
Total Mortgage-Backed Obligations (Cost $2,230,446,034)                                   2,130,162,603

U.S. GOVERNMENT OBLIGATIONS--0.1%
U.S. Treasury Bonds, STRIPS, 3.862%, 2/15/13 (7)
(Cost $1,286,015)                                               1,520,000                     1,336,462
CORPORATE BONDS AND NOTES--21.4%
CONSUMER DISCRETIONARY--6.4%
AUTOMOBILES--1.2%
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10          22,680,000                    16,272,333
General Motors Acceptance Corp., 8% Bonds, 11/1/31             16,865,000                     6,364,328
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr.
Unsec. Nts., 12/19/08 (8)                                       3,145,000                     3,151,441
                                                                                         --------------
                                                                                             25,788,102
HOTELS, RESTAURANTS & LEISURE--1.2%
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                    15,065,000                    14,161,100
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts.,
3/15/10 (9)                                                     3,000,000                     2,347,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%
Nts., 12/1/14                                                   9,772,000                     8,379,490
                                                                                         --------------
                                                                                             24,888,090
HOUSEHOLD DURABLES--1.0%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09 (2)                6,895,000                     6,550,250
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09 (2)                      5,694,000                     5,629,943
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                    9,680,000                     9,389,600
                                                                                         --------------
                                                                                             21,569,793
MEDIA--2.2%
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                 14,175,000                    13,891,500
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11         6,350,000                     4,127,500
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08 (2)          9,370,000                     9,370,000
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                   2,625,000                     2,646,276
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                      9,495,000                     9,560,259
Tribune Co., 5.50% Nts., Series E, 10/6/08 (2)                  5,370,000                     5,343,150

                         14 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
MEDIA CONTINUED
Univision Communications, Inc., 3.875% Sr. Unsec. Nts.,
10/15/08                                                     $  1,795,000                $    1,786,025
                                                                                         --------------
                                                                                             46,724,710
MULTILINE RETAIL--0.8%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 (2)               4,070,000                     4,080,175
Macy's Retail Holdings, Inc., 4.80% Sr. Nts., 7/15/09          11,895,000                    11,627,933
                                                                                         --------------
                                                                                             15,708,108
SPECIALTY RETAIL--0.0%
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08 (1,2)               546,000                       552,143
CONSUMER STAPLES--0.4%
FOOD & STAPLES RETAILING--0.4%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                  6,950,000                     6,462,270
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                1,423,000                     1,494,533
Real Time Data Co., 11% Nts., 5/31/09 (2,10,11,12)                476,601                            --
                                                                                         --------------
                                                                                              7,956,803
ENERGY--1.0%
OIL, GAS & CONSUMABLE FUELS--1.0%
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                   4,165,000                     3,976,984
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub.
Nts., 8/1/12                                                    2,310,000                     2,247,166
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
Unsec. Nts., 6/1/13                                             6,075,000                     5,920,215
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 (8)                                            1,018,493                     1,029,567
TEPPCO Partners LP, 6.125% Nts., 2/1/13                         3,060,000                     3,109,551
Valero Logistics Operations LP, 6.05% Nts., 3/15/13             4,347,000                     4,212,904
                                                                                         --------------
                                                                                             20,496,387
FINANCIALS--11.8%
CAPITAL MARKETS--1.6%
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
2/15/34                                                        18,850,000                    12,391,839
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts.,
5/11/38 (12)                                                   42,265,000                       211,325
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38       25,835,000                    21,724,910
                                                                                         --------------
                                                                                             34,328,074
COMMERCIAL BANKS--3.8%
Barclays Bank plc, 6.278% Perpetual Bonds (13)                 32,320,000                    23,660,826
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A (8,13)         36,400,000                    20,538,227
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 (1)       32,880,000                    24,717,211
Popular North America, Inc.:
3.875% Sr. Bonds, Series E, 10/1/08                             5,450,000                     5,450,000
4.70% Nts., 6/30/09 (9)                                         6,799,000                     6,607,547
                                                                                         --------------
                                                                                             80,973,811
CONSUMER FINANCE--0.4%
SLM Corp., 4% Nts., 1/15/09                                    10,566,000                     8,664,014
DIVERSIFIED FINANCIAL SERVICES--3.3%
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K (13)                       16,140,000                    12,792,241

                         15 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                              PRINCIPAL
                                                                AMOUNT                       VALUE
                                                             ------------                --------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
8.125% Perpetual Bonds, Series M (13)                        $  4,200,000                $    3,398,598
Capmark Financial Group, Inc.:
3.453% Sr. Unsec. Nts., 5/10/10 (1)                             3,920,000                     2,784,862
5.875% Sr. Unsec. Nts., 5/10/12                                11,600,000                     5,787,739
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts.,
7/1/10                                                          5,029,000                     3,556,192
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57 (1,9)                           24,580,000                    18,320,015
8.40% Perpetual Bonds, Series E (13)                            9,885,000                     6,740,680
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1 (13)     20,080,000                    16,950,150
                                                                                         --------------
                                                                                             70,330,477
INSURANCE--2.5%
American International Group, Inc., 6.25% Jr. Sub.
Bonds, 3/15/37                                                  7,611,000                     1,219,549
Axa SA, 6.379% Sub. Perpetual Bonds (8,13)                     29,669,000                    16,564,025
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34 (6)           4,160,000                     2,294,273
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 (1)       19,345,000                    12,064,954
Prudential Holdings LLC, 8.695% Bonds, Series C,
12/18/23 (8)                                                    9,470,000                    10,972,397
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 (8)     8,725,000                     9,699,399
                                                                                         --------------
                                                                                             52,814,597
THRIFTS & MORTGAGE FINANCE--0.2%
Washington Mutual Bank NV, 2.891% Sr. Unsec. Nts.,
5/1/09 (1)                                                     13,045,000                     3,196,025
INDUSTRIALS--0.2%
INDUSTRIAL CONGLOMERATES--0.2%
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/68 (1)           5,600,000                     5,317,564
INFORMATION TECHNOLOGY--0.4%
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Nts.,
1/15/07 (2,10,12)                                                 200,000                             2
COMPUTERS & PERIPHERALS--0.4%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09 (9)           7,675,000                     7,719,285
MATERIALS--0.0%
CHEMICALS--0.0%
Morton International, Inc., 9.75% Credit Sensitive Nts.,
6/1/20 (1)                                                         85,000                       102,988
TELECOMMUNICATION SERVICES--0.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 (2)                                  729,000                       725,355
8.875% Unsec. Unsub. Nts., 3/15/12                              9,335,000                     9,194,975
                                                                                         --------------
                                                                                              9,920,330
UTILITIES--0.7%
ELECTRIC UTILITIES--0.7%
Monongahela Power Co., 7.36% Unsec. Nts., Series A,
1/15/10                                                         7,977,000                     8,205,105
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09             7,494,000                     7,682,519
                                                                                         --------------
                                                                                             15,887,624
                                                                                         --------------
Total Corporate Bonds and Notes (Cost $603,308,546)                                         452,938,927

                         16 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                SHARES                       VALUE
                                                             ------------                --------------
COMMON STOCKS--0.0%
Chesapeake Energy Corp. (Cost $9)                                     181                $        6,491

                                                                 UNITS
                                                             ------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Pathmark Stores, Inc. Wts., Strike Price $22.31, Exp.
9/19/10 (2,10) (Cost $5,577)                                        2,028                            71

                                                                SHARES
                                                             ------------
INVESTMENT COMPANY--5.0%
Oppenheimer Institutional Money Market Fund,
Cl. E, 3.15% (14,15) (Cost $104,582,842)                      104,582,842                   104,582,842

Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $3,015,852,644)                                                                     2,759,546,173
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--0.1%16
OFI Liquid Assets Fund, LLC, 3.40%14,15 (Cost $2,973,850)       2,973,850                     2,973,850

Total Investments, at Value (Cost $3,018,826,494)                   130.7%                2,762,520,023
Liabilities in Excess of Other Assets                               (30.7)                 (649,069,926)
                                                             ------------                --------------
Net Assets                                                          100.0%               $2,113,450,097
                                                             ============                ==============

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $56,277,678, which represents 2.66% of the Fund's net assets. See accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $86,796,199 or 4.11% of the Fund's net assets as of September
30, 2008.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $4,314,192 or 0.20% of the Fund's net assets as of September 30, 2008.

5. When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See accompanying Notes.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $7,083,113. See accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $61,955,056 or 2.93% of the Fund's net assets as of September 30, 2008.

9. Partial or fully-loaned security. See accompanying Notes.

10. Non-income producing security.

11. Interest or dividend is paid-in-kind, when applicable.

12. Issue is in default. See accompanying Notes.

13. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

                         17 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

14. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES             GROSS          GROSS            SHARES
                                                     DECEMBER 31, 2007     ADDITIONS     REDUCTIONS    SEPTEMBER 30, 2008
                                                     -----------------   -------------   -----------   ------------------
OFI Liquid Assets Fund, LLC                                          -      19,893,719    16,919,869            2,973,850
Oppenheimer Institutional Money Market Fund, Cl. E          52,911,646   1,045,521,850   993,850,654          104,582,842

                                                         VALUE           INCOME
                                                     -------------    -----------
OFI Liquid Assets Fund, LLC                          $   2,973,850    $    15,491 (a)
Oppenheimer Institutional Money Market Fund, Cl. E     104,582,842      1,618,650
                                                     -------------    -----------
                                                     $ 107,556,692    $ 1,634,141
                                                     =============    ===========


a. Net of compensation to counterparties.

15. Rate shown is the 7-day yield as of September 30, 2008.

16. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                                                             OTHER FINANCIAL
VALUATION DESCRIPTION                            INVESTMENTS IN SECURITIES     INSTRUMENTS*
---------------------                            -------------------------   ---------------
Level 1--Quoted Prices                                $   107,563,183        $       592,713
Level 2--Other Significant Observable Inputs            2,649,072,708            (93,159,056)
Level 3--Significant Unobservable Inputs                    5,884,132                     --
                                                      ---------------        ---------------
      Total                                           $ 2,762,520,023        $   (92,566,343)
                                                      ===============        ===============


* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

                        18 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                        UNREALIZED
CONTRACT                                   NUMBER OF    EXPIRATION                     APPRECIATION
DESCRIPTION                   BUY/SELL     CONTRACTS       DATE           VALUE       (DEPRECIATION)
-----------                   --------     ---------    ----------    -------------   --------------
U.S. Long Bonds, 20 yr.            Buy         1,726     12/19/08     $ 202,238,656   $   (4,060,805)
U.S. Treasury Nts., 2 yr.         Sell         2,562     12/31/08      (546,826,875)      (2,900,370)
U.S. Treasury Nts., 5 yr.         Sell         1,524     12/31/08      (171,045,188)        (714,586)
U.S. Treasury Nts., 10 yr.        Sell           132     12/19/08       (15,130,500)          21,793
                                                                                      --------------
                                                                                      $   (7,653,968)
                                                                                      ==============

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                                                                                      PAY/                  UPFRONT
                                                                BUY/SELL   NOTIONAL  RECEIVE                PAYMENT
SWAP                                                             CREDIT     AMOUNT    FIXED   TERMINATION   RECEIVED/
COUNTERPARTY     REFERENCE ENTITY                              PROTECTION   (000S)    RATE        DATE       (PAID)        VALUE
------------     ----------------                              ----------  --------  ------   -----------  ----------  ------------
Barclays Bank
plc:
                 ABX.HE.AA.06-2 Index                                Sell  $  7,270   0.170%      5/25/46  $5,624,201  $ (5,621,633)
                 American International Group, Inc.                  Sell     4,045   3.000       3/20/09           -      (108,613)
                 American International Group, Inc.                  Sell     9,045   4.000       3/20/09           -      (199,954)
                 American International Group, Inc.                  Sell     8,585   5.350       3/20/09           -      (134,796)
                 Capmark Financial Group, Inc.                       Sell     3,950   1.000       6/20/12           -    (1,656,609)
                 Citigroup, Inc.                                     Sell     2,150  10.500       6/20/09           -       (76,622)
                 Dillard's, Inc.                                     Sell     3,610   1.900      12/20/08           -       (34,138)
                 HCP, Inc.                                           Sell     5,350   4.600       3/20/09           -         4,312
                 iStar Financial, Inc.                               Sell     5,555   4.400      12/20/12           -    (2,073,599)
                 Kohl's Corp.                                         Buy     3,685   1.180       6/20/18           -        47,665
                 Kohl's Corp.                                        Sell     3,685   1.080       6/20/13           -       (19,118)
                 Kohl's Corp.                                        Sell     3,695   0.900       6/20/13           -       (47,156)
                 Kohl's Corp.                                         Buy     3,695   1.040       6/20/18           -        85,924
                 Lehman Brothers Holdings, Inc.                      Sell     8,735   0.490       9/20/10           -    (7,689,874)
                 Lehman Brothers Holdings, Inc.                      Sell     4,030   9.600       9/20/09           -    (3,547,818)
                 Merrill Lynch & Co., Inc.                           Sell    15,210   4.150       9/20/09           -        18,298
                 Six Flags, Inc.                                     Sell     4,885   8.250      12/20/08           -       (57,417)
                 The Goldman Sachs Group, Inc.                       Sell     7,820   5.750      12/20/09           -        20,426
                 XL Capital Ltd.                                     Sell     8,340   3.550       9/20/09           -         4,237
                                                                                                           ----------  ------------
                                                                                                            5,624,201   (21,086,485)
Credit Suisse
International:

                        19 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                        iStar Financial, Inc.                       Sell     1,255   4.000      12/20/12           -      (478,451)
                        iStar Financial, Inc.                       Sell       340   6.350       3/20/09           -       (39,899)
                        iStar Financial, Inc.                       Sell     2,540  12.000       3/20/09           -      (235,861)
                        JPMorgan Chase & Co.                        Sell     9,730   2.088      12/20/08           -         4,028
                        Merrill Lynch & Co., Inc.                   Sell     7,605   4.150       9/20/09           -         9,149
                        Morgan Stanley                              Sell    10,815   7.800      12/20/13           -      (995,180)
                        Rite Aid Corp.                              Sell     2,890   7.500       3/20/09           -      (133,115)
                        Rite Aid Corp.                              Sell     2,675   5.000       9/20/09     160,500      (138,536)
                        Sprint Nextel Corp.                         Sell    15,630   6.300       3/20/09           -       205,988
                        Tribune Co.                                 Sell       725   5.000      12/20/09     159,500      (173,153)
                        Tribune Co.                                 Sell     3,815   5.000      12/20/09     877,450      (913,244)
                        TXU Corp.                                   Sell     1,680   5.910      12/20/12           -      (129,975)
                        TXU Corp.                                   Sell     1,620   6.050      12/20/12           -      (118,504)
                        TXU Corp.                                   Sell     1,685   6.000      12/20/12           -      (125,795)
                        Univision Communications, Inc.              Sell       585  14.600       3/20/09           -        21,587
                        Vornado Realty LP                           Sell     3,520   3.600       3/20/09           -        54,831
                        Wachovia Corp.                              Sell     6,920   1.000       3/20/09           -      (148,305)
                        Washington Mutual, Inc.                     Sell     4,280   6.500      12/20/08           -    (1,541,256)
                        Washington Mutual, Inc.                     Sell    14,860   6.800       6/20/09           -    (5,351,183)
                                                                                                          ----------  ------------
                                                                                                           1,197,450   (10,226,874)
Deutsche Bank AG:

                        ABX.HE.AA.06-2 Index                        Sell     2,000   0.170       5/25/46     239,981    (1,546,529)
                        Allied Waste North America, Inc.            Sell     1,830   2.000       9/20/09           -        (7,826)
                        Allied Waste North America, Inc.            Sell     3,020   2.000       9/20/09           -       (12,916)
                        Ambac Assurance Corp.                       Sell     5,075   8.450      12/20/08           -      (155,212)
                        American International Group, Inc.          Sell    11,395   4.000       3/20/09           -      (251,904)
                        Cemex                                       Sell     3,635   2.000       3/20/09           -           774
                        Centex Corp.                                Sell     1,765   1.550       9/20/09           -       (36,487)
                        Citigroup, Inc.                             Sell       850   5.000      12/20/08           -       (32,084)
                        Citigroup, Inc.                             Sell     2,040   5.000       3/20/09     234,600      (113,492)
                        iStar Financial, Inc.                       Sell     9,140   2.925      12/20/08           -      (614,400)
                        iStar Financial, Inc.                       Sell     5,320   3.000      12/20/08           -      (356,693)

                        20 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                           iStar Financial, Inc.                     Sell       880   4.320      12/20/12           -      (329,890)
                           iStar Financial, Inc.                     Sell       320   4.500      12/20/12           -      (118,815)
                           iStar Financial, Inc.                     Sell     6,245  12.000       3/20/09           -      (579,903)
                           Jones Apparel Group, Inc.                 Sell     3,755   2.720       6/20/13           -       (38,589)
                           Jones Apparel Group, Inc.                  Buy     3,755   2.635       6/20/18           -        74,946
                           Kohl's Corp.                              Sell     3,725   1.180       6/20/13           -        (3,652)
                           Kohl's Corp.                               Buy     3,725   1.300       6/20/18           -        15,235
                           Lehman Brothers Holdings, Inc.            Sell     4,270   2.070       3/20/09           -    (3,759,102)
                           Liz Claiborne, Inc.                       Sell    13,245   3.250       6/20/09           -         7,364
                           MBIA Insurance Corp.                      Sell    14,340   8.850      12/20/08           -      (384,833)
                           MBIA, Inc.                                Sell     2,670   4.900      12/20/12           -      (703,398)
                           Prudential Financial, Inc.                Sell    10,750   2.050       6/20/09           -        (2,516)
                           Temple-Inland, Inc.                       Sell     1,900   3.000       9/20/09           -           730
                           Tenet Healthcare Corp.                    Sell     6,900   1.600       3/20/09           -       (43,831)
                           The Goldman Sachs Group, Inc.             Sell     7,860   5.500      12/20/09           -        (2,110)
                           The Goldman Sachs Group, Inc.             Sell     6,425   5.450      12/20/09           -        (6,393)
                           Vornado Realty LP                         Sell     7,180   3.875       6/20/09           -       121,694
                           Wachovia Corp.                            Sell    15,690   1.000       3/20/09           -      (336,258)
                           Wachovia Corp.                            Sell     2,145   1.750       3/20/09           -       (35,491)
                           Washington Mutual, Inc.                   Sell     1,195   4.500      12/20/08           -      (430,328)
                           Washington Mutual, Inc.                   Sell     5,895   4.500      12/20/08           -    (2,122,828)
                           XL Capital Ltd.                           Sell     9,440   3.550       9/20/09           -         4,796
                                                                                                           ----------  ------------
                                                                                                              474,581   (11,799,941)
Goldman Sachs
Capital Markets LP:

                           ABX.HE.AA.06-2 Index                      Sell       730   0.170       5/25/46      60,146      (564,483)
                           ABX.HE.AA.06-2 Index                      Sell     2,680   0.170       5/25/46   1,058,537    (2,072,349)
                           Capmark Financial Group, Inc.             Sell     4,595   0.950       6/20/12           -    (1,931,490)
                           D.R. Horton, Inc.                         Sell     2,490   4.210      12/20/08           -         2,859
                           First Data Corp.                          Sell     1,890   4.700       3/20/09           -        25,693
                           iStar Financial, Inc.                     Sell     1,445   3.950      12/20/12           -      (552,323)
                           Pulte Homes, Inc.                         Sell     7,100   2.750       9/20/09           -       (65,296)
                           R.H. Donnelley Corp.                      Sell     7,680   9.000       3/20/09           -       (67,093)

                        21 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                            Six Flags, Inc.                          Sell       315  10.850      12/20/08           -        (1,743)
                            Sprint Nextel Corp.                      Sell     5,620   6.300       3/20/09           -        74,066
                            Univision Communications, Inc.           Sell     1,590   5.000       6/20/09     159,000      (107,239)
                            Univision Communications, Inc.           Sell       630   5.000       6/20/09      69,300       (42,491)
                            Univision Communications, Inc.           Sell       200   5.000       6/20/09      12,000       (13,489)
                                                                                                           ----------  ------------
                                                                                                            1,358,983    (5,315,378)
Morgan Stanley
Capital Services, Inc.:

                            ABX.HE.AA.06-2 Index                     Sell       600   0.170       5/25/46      47,935      (463,959)
                            ABX.HE.AA.06-2 Index                     Sell     1,240   0.170       5/25/46     123,994      (958,848)
                            American International Group, Inc.       Sell     6,830   4.000       3/20/09           -      (150,988)
                            Capmark Financial Group Inc.             Sell     2,140   5.000       6/20/12     577,800      (734,623)
                            Clear Channel Communications, Inc.       Sell       450   6.300       9/20/12           -      (138,121)
                            Countrywide Home Loans, Inc.             Sell    11,880   0.420       6/20/09           -      (228,227)
                            Dow Jones CDX.NA.IG.HVOL.7 Index         Sell    17,000   0.750      12/20/11      64,344    (1,555,858)
                            Ford Motor Co.                           Sell     6,445   7.150      12/20/16           -    (2,271,430)
                            Ford Motor Co.                           Sell     3,065   7.050      12/20/16           -    (1,145,719)
                            Ford Motor Co.                           Sell     4,900   6.050      12/20/17           -    (1,966,222)
                            General Motors Corp.                     Sell     3,250   5.800      12/20/16           -    (1,715,006)
                            General Motors Corp.                     Sell     3,440   5.750      12/20/16           -    (1,816,789)
                            General Motors Corp.                     Sell     2,860   5.050      12/20/17           -    (1,576,740)
                            Inco Ltd.                                 Buy     3,660   0.700       3/20/17           -        88,378
                            Inco Ltd.                                 Buy     3,670   0.630       3/20/17           -       158,397
                            Intelsat Ltd.                            Sell       650   2.750      12/20/08           -           419
                            iStar Financial, Inc.                    Sell     1,085   4.860      12/20/12           -      (395,094)
                            J.C. Penney Co., Inc.                    Sell     5,215   1.300      12/20/17           -      (277,663)
                            J.C. Penney Co., Inc.                    Sell     4,665   1.070      12/20/17           -      (320,786)
                            Jones Apparel Group, Inc.                Sell     7,580   3.200       6/20/13           -        65,294
                            Jones Apparel Group, Inc.                 Buy     7,580   2.970       6/20/18           -       (15,852)
                            Kohl's Corp.                              Buy     6,995   0.660      12/20/17           -       409,830
                            Kohl's Corp.                              Buy     7,745   0.870      12/20/17           -       339,386
                            Lehman Brothers Holdings, Inc.           Sell     2,745   9.600       9/20/09           -    (2,416,566)
                            Lennar Corp.                             Sell     7,820   2.900      12/20/08           -       (63,705)

                        22 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                 Liz Claiborne, Inc.                                 Sell     7,425   3.100       6/20/13           -      (183,266)
                 Liz Claiborne, Inc.                                  Buy     7,425   2.900       6/20/18           -       337,689
                 Louisiana-Pacific Corp.                             Sell     7,810   6.250       9/20/09           -        (8,766)
                 R.H. Donnelley Corp.                                Sell     1,300   5.000      12/20/09     117,000        25,130
                 The Hartford Financial Services Group, Inc.         Sell     3,575   2.400       3/20/09           -        24,421
                 Univision Communications, Inc.                      Sell     2,420   5.000       6/20/09     145,200      (163,219)
                 Univision Communications, Inc.                      Sell     1,775   5.000      12/20/09     124,250      (120,201)
                 Vale Overseas Ltd.                                  Sell     3,660   1.170       3/20/17           -      (240,244)
                 Vale Overseas Ltd.                                  Sell     3,670   1.100       3/20/17           -      (257,040)
                                                                                                           ----------  ------------

                 Wachovia Corp.                                      Sell    22,465   3.250       3/20/09           -      (152,202)
                                                                                                            1,200,523   (17,888,190)
                                                                                                           ----------  ------------
                                                                                                           $9,855,738  $(66,316,868)
                                                                                                           ==========  ============

INTEREST RATE SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                               NOTIONAL                               RECEIVED BY   TERMINATION
SWAP COUNTERPARTY               AMOUNT         PAID BY THE FUND        THE FUND        DATE          VALUE
-----------------            -----------  -------------------------    --------     -----------   -----------

Credit  Suisse International $19,780,000  Three-Month USD BBA LIBOR     5.428%         8/7/17     $ 1,834,457
-------------------------------------------------------------------------------------------------------------
Deutsche Bank AG              16,700,000  Three-Month USD BBA LIBOR     5.445          8/8/17       1,570,552
                                                                                                  -----------
                                                                                                  $ 3,405,009
                                                                                                  ===========

Index abbreviation is as follows:

BBA LIBOR           British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                        NOTIONAL                                                                   TERMINATION
SWAP COUNTERPARTY        AMOUNT           PAID BY THE FUND             RECEIVED BY THE FUND           DATE           VALUE
-----------------     ------------   --------------------------   ------------------------------   -----------   -------------
Goldman Sachs Group,
Inc. (The)

                                           If credit spreads as             If credit spreads as
                                      represented by the Lehman        represented by the Lehman
                                         Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA 8.5+
                                     8.5+ Index widen, pays the       Index narrow, receives the
                      $ 70,300,000               spread change*                   spread change*        3/1/09   $  (3,836,476)

                                           If credit spreads as
                                      represented by the Lehman             If credit spreads as
                                         Brothers U.S. CMBS AAA        represented by the Lehman
                                     8.5+ Index widen, pays the           Brothers U.S. CMBS AAA
                                         spread change plus 200   8.5+Index narrow, receives the
                        17,150,000                basis points*                   spread change*        3/1/09        (933,709)

                        23 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                           If credit spreads as
                                      represented by the Lehman             If credit spreads as
                                         Brothers U.S. CMBS AAA        represented by the Lehman
                                     8.5+ Index widen, pays the           Brothers U.S. CMBS AAA
                                         spread change minus 50   8.5+Index narrow, receives the
                         5,270,000                basis points*                   spread change*       12/1/08        (289,110)

                                           If credit spreads as             If credit spreads as
                                      represented by the Lehman        represented by the Lehman
                                         Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA 8.5+
                                     8.5+ Index widen, pays the       Index narrow, receives the
                        11,870,000               spread change*                   spread change*       11/1/08        (638,729)

                                           If credit spreads as             If credit spreads as
                                      represented by the Lehman        represented by the Lehman
                                         Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA 8.5+
                                     8.5+ Index widen, pays the       Index narrow, receives the
                        23,440,000               spread change*                   spread change*        2/1/09      (1,279,189)

                                           If credit spreads as
                                     represented by the Banc of
                                     America Securities LLC AAA             If credit spreads as
                                         10 yr CMBS Daily Index       represented by the Banc of
                                         widen, pays the spread       America Securities LLC AAA
                                         change minus 660 basis   10 yr CMBS Daily Index narrow,
                       165,690,000                      points*      receives the spread change*       3/31/09      (5,065,344)
                                                                                                                 -------------

                                                                                                                   (12,042,557)

Morgan Stanley

                                           If credit spreads as             If credit spreads as
                                      represented by the Lehman        represented by the Lehman
                                         Brothers U.S. CMBS AAA     Brothers U.S. CMBS AAA Index
                                          Index widen, pays the      narrow, receives the spread
                        37,800,000               spread change*                          change*        2/1/09      (1,053,036)

                                           If credit spreads as             If credit spreads as
                                      represented by the Lehman        represented by the Lehman
                                         Brothers U.S. CMBS AAA     Brothers U.S. CMBS AAA Index
                                          Index widen, pays the      narrow, receives the spread
                        71,500,000               spread change*                          change*        3/1/09      (1,995,455)

                                           If credit spreads as
                                      represented by the Lehman             If credit spreads as
                                         Brothers U.S. CMBS AAA        represented by the Lehman
                                     8.5+ Index widen, pays the      Brothers U.S. CMBS AAA 8.5+
                                         spread change plus 250       Index narrow, receives the
                        19,530,000                basis points*                   spread change*        3/1/09      (1,050,917)

                                           If credit spreads as
                                      represented by the Lehman             If credit spreads as
                                         Brothers U.S. CMBS AAA        represented by the Lehman
                                     8.5+ Index widen, pays the      Brothers U.S. CMBS AAA 8.5+
                                         spread change plus 250       Index narrow, receives the
                        31,780,000                basis points*                   spread change*        3/1/09      (1,731,978)

                        24 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                           If credit spreads as
                                      represented by the Lehman             If credit spreads as
                                         Brothers U.S. CMBS AAA        represented by the Lehman
                                     8.5+ Index widen, pays the      Brothers U.S. CMBS AAA 8.5+
                                         spread change plus 350       Index narrow, receives the
                        26,480,000                basis points*                   spread change*        3/1/09      (1,432,527)

                                           If credit spreads as
                                      represented by the Lehman             If credit spreads as
                                         Brothers U.S. CMBS AAA        represented by the Lehman
                                     8.5+ Index widen, pays the      Brothers U.S. CMBS AAA 8.5+
                                         spread change minus 50       Index narrow, receives the
                        95,450,000                basis points*                   spread change*       12/1/08      (5,190,624)

                                           If credit spreads as
                                      represented by the Lehman             If credit spreads as
                                         Brothers U.S. CMBS AAA        represented by the Lehman
                                     8.5+ Index widen, pays the      Brothers U.S. CMBS AAA 8.5+
                                         spread change minus 65       Index narrow, receives the
                        24,380,000                basis points*                   spread change*       12/1/08      (1,327,122)

                                           If credit spreads as
                                      represented by the Lehman             If credit spreads as
                                         Brothers U.S. CMBS AAA        represented by the Lehman
                                     8.5+ Index widen, pays the      Brothers U.S. CMBS AAA 8.5+
                                         spread change minus 95       Index narrow, receives the
                        15,980,000                basis points*                   spread change*        2/1/09        (859,890)

                                           If credit spreads as
                                      represented by the Lehman             If credit spreads as
                                         Brothers U.S. CMBS AAA        represented by the Lehman
                                     8.5+ Index widen, pays the      Brothers U.S. CMBS AAA 8.5+
                                         spread change minus 95       Index narrow, receives the
                        15,980,000                basis points*                   spread change*        2/1/09        (869,158)

                                           If credit spreads as
                                      represented by the Lehman             If credit spreads as
                                         Brothers U.S. CMBS AAA        represented by the Lehman
                                     8.5+ Index widen, pays the      Brothers U.S. CMBS AAA 8.5+
                                         spread change minus 70       Index narrow, receives the
                        38,170,000                basis points*                   spread change*        2/1/09      (2,085,674)

                                           If credit spreads as
                                      represented by the Lehman             If credit spreads as
                                         Brothers U.S. CMBS AAA        represented by the Lehman
                                     8.5+ Index widen, pays the      Brothers U.S. CMBS AAA 8.5+
                                         spread change minus 50       Index narrow, receives the
                        11,220,000                basis points*                   spread change*        2/1/09        (608,259)
                                                                                                                 -------------

                                                                                                                   (18,204,640)
                                                                                                                 -------------
                                                                                                                 $ (30,247,197)
                                                                                                                 =============


* The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Abbreviations is as follows:

CMBS Commercial Mortgage Backed Securities

                        25 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                        26 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED OR DELAYED DELIVERY
                               BASIS TRANSACTIONS
                        -------------------------------
Purchased securities             $ 611,694,740
Sold securities                     68,681,592

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $211,327, representing 0.01% of the Fund's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                        27 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net

                        28 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee, similar to an insurance premium, to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

                        29 | Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Risks of total return swaps include credit, market and liquidity risk.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of September 30, 2008, the Fund had on loan securities valued at $7,190,663. Collateral of $7,476,958 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 3,019,453,556
Federal tax cost of other investments      (532,965,676)
                                        ---------------
Total federal tax cost                  $ 2,486,487,880
                                        ===============

Gross unrealized appreciation           $    27,031,309
Gross unrealized depreciation              (374,922,128)
                                        ---------------
Net unrealized depreciation             $  (347,890,819)
                                        ===============

                        30 | Oppenheimer Core Bond Fund


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008